Derivative Instruments - Schedule of Estimated Fair Value Positions of Derivative Contracts (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Derivatives, Fair Value [Line Items]
Outstanding notional amount	$ 1,271,137	$ 999,302	$ 1,186,832
Fair Value - Assets	79,164	74,627	116,127
Fair Value - (Liabilities)	(74)	(2,817)	(160)
Interest rate swap contracts | Derivatives Not Designated as Hedging Instruments
Derivatives, Fair Value [Line Items]
Outstanding notional amount	1,271,137	999,302	944,629
Fair Value - Assets	79,164	74,627	112,339
Fair Value - (Liabilities)	$ (74)	$ (2,817)	$ (160)